Stock-based Compensation - Schedule of Assumptions for Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	0	108,288	612,771
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected approximate volatility	0.00%	35.00%	35.00%
Expected dividends	0.00%	0.00%	0.00%
Expected term (in years)	0 years		5 years
Risk-free rate	0.00%
Risk-free rate, minimum		2.41%	1.81%
Risk-free rate, maximum		2.62%	2.18%
Stock price (in usd per share)	$ 0
Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		3 years
Stock price (in usd per share)		$ 4	$ 3
Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		5 years
Stock price (in usd per share)		$ 5	$ 4